Legal Proceedings (Details Narrative) - USD ($)			12 Months Ended
	Dec. 31, 2018	Jan. 20, 2017	Mar. 20, 2019	Mar. 20, 2018
Dragon Jade Medical Company Limited [Member ]
Number of share acquired			3,000
Ownership percentage				30.00%
Purchase price				$ 300
Total consideration			$ 900,000
HK Limited [Member]
Total consideration	$ 256,410
HK Limited [Member] | Common Stock
Total consideration	$ 100,000
Security Agreement [Member]
Liquidated damages		$ 2,000,000